Long-Term Incentive Plan (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	48 Months Ended	56 Months Ended	0 Months Ended
	Jun. 27, 2013	Jun. 30, 2009	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2009	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Aug. 08, 2014	Dec. 31, 2012	Jun. 22, 2012
Long-Term Incentive Plan
Number of common units initially authorized for issuance under LTIP (in shares)			564,242			564,242		564,242	564,242	564,242
Number of common units available for issuance													4,300,000
Long-Term Incentive Plan
Phantom units granted (in shares)	498,112							498,112
Compensation expenses for phantom unit awards			$ 900,000	$ 900,000		$ 2,600,000	$ 900,000	$ 1,700,000
Repurchase Program
Aggregate common units authorized to be acquired (in shares)			742,427			742,427		742,427	742,427	742,427
Common units repurchased by General Partner (in shares)		604,724	604,724		604,724				604,724	495,414
Common units repurchased by General Partner		16,700,000	16,700,000		16,700,000	4,400,000		4,600,000	16,700,000	12,200,000
Repurchased units not deemed outstanding			279,125			279,125		169,816	169,816	169,816		119,915
Phantom Unit Awards
Long-Term Incentive Plan
Compensation cost related to the non-vested awards not yet recognized			15,300,000			15,300,000		17,800,000	17,800,000	17,800,000
CEO Authorized LTIP
Long-Term Incentive Plan
Phantom units granted (in shares)											29,787
Compensation expenses for phantom unit awards			33,000			33,000
Compensation cost related to the non-vested awards not yet recognized			1,100,000			1,100,000
CEO Authorized LTIP expiration period						3 years
Aggregate amount of CEO authorized shares to grant in each calender year						2,000,000
Maximum value of grant						$ 550,000
CEO Authorized LTIP vesting period						6 years
All employees except one employee | July 1, 2017
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
All employees except one employee | July 1, 2018
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
All employees except one employee | July 1, 2019
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%
One employee | December 31, 2014
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
One employee | December 31, 2015
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
One employee | December 31, 2016
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%
Non-employee directors | December 31, 2014
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
Non-employee directors | December 31, 2015
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
Non-employee directors | December 31, 2016
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%